SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Xtrackers S&P 500 ESG ETF (SNPE)
Xtrackers S&P MidCap 400 ESG ETF (MIDE)
Xtrackers S&P SmallCap 600 ESG ETF (SMLE)
For Xtrackers S&P 500 ESG ETF, the following disclosure replaces the existing similar disclosure contained under the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of the fund’s prospectus.
The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. The Underlying Index seeks to target 75% of the float market capitalization (i.e., the amount of stock which is available for trading by the general public) of each Global Industry Classification Standard Industry Group (“GICS Industry Group”) within the S&P 500 Index, using an ESG score as the defining characteristic. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.
All constituents of the S&P 500 Index are eligible for selection by the Underlying Index, with the exception of companies that:
◾ Engage in the manufacture of tobacco products or hold a 25% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.
◾ Engage in the business of controversial weapons (cluster weapons, landmines (anti-personnel mines), biological or chemical weapons, depleted uranium weapons, white phosphorous weapons, nuclear weapons) or hold a 25% or higher stake in a company involved in this activity. This exclusion applies to companies that (i) are involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon; or (ii) provide components/services for core weapon systems, which are either not considered tailor-made or not essential to the lethal use of the weapon.
◾ Derive 5% or more of their revenue from the extraction of thermal coal or the generation of electricity from thermal coal.
◾ Derive 5% or more of their revenue from the extraction of oil sands.
◾ Engage in the manufacture and sale of (i) assault weapons or small arms (non-assault weapons) to civilian customers, (ii) small arms to military/law enforcement, or (iii) key components of small arms, or hold a 25% or higher stake in a company involved in these activities; or derive 5% or more of their revenue from the retail and/or distribution of assault weapons or small arms (non-assault weapons).
◾ Derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons or (ii) the provision of tailor-made products and/or services that support military weapons.
◾ Are determined by Sustainalytics, a global leader in sustainability research and analysis, to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC – human rights, labor rights, the environment, and anti-corruption.
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◾ Fall within the lowest 25% of ESG scores from each GICS Industry Group. ESG scores are assigned by SAM, an international investment company focusing on sustainability investments. SAM uses a Corporate Sustainability Assessment (“CSA”), a rules-based questionnaire, to comply and analyze information relating to companies’ use of ESG factors. SAM also assigns companies to industries defined by SAM and the assessment is largely specific to each industry. SAM uses the Global Industry Classification Standard (GICS®) as its starting point for determining industry classification.
After excluding such companies, the Underlying Index selects from the remaining companies in the S&P 500 Index as follows:
1. For each GICS Industry Group, companies are selected in decreasing order of ESG Score until 65% of the Universe float-adjusted market capitalization (“FMC”) is reached.
2. For each GICS Industry Group, existing companies ranked between 65% and 85% are selected to get as close as possible to the target 75% of FMC.
3. If the combined FMC of selected companies is not above the 75% FMC target, companies not already selected from the Eligible Universe may be added in decreasing order of ESG Score to get as close as possible to the 75% FMC target. This process will stop when the addition of the next eligible company would result in the total FMC of the relevant GICS Industry Group moving further away from the 75% FMC target.
For Xtrackers S&P 500 ESG ETF, the following disclosure replaces the existing similar disclosure contained under the “Underlying Index Information” sub-heading of the “PRINCIPAL INVESTMENT STRATEGIES” section of the “FUND DETAILS” section of the fund’s prospectus.
S&P 500 ESG Index
Index Description. The S&P 500 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index.
The S&P 500 ESG Index is calculated and maintained by S&P Dow Jones Indices (“Index Provider” or “S&P”). The Underlying Index generally selects its components from amongst all constituents of the S&P 500 Index, but excludes companies engaged in specific business activities, companies determined to be “non-compliant” by Sustainalytics with the principles of the United Nations Global Compact (“UNGC”) and/or companies that have disqualifying SAM ESG scores, all as further described below:
Thermal Coal. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that derive 5% or more of their revenue from (i) the extraction of thermal coal or (ii) the generation of electricity from thermal coal.
Tobacco. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that engage in the manufacture of tobacco products or own 25% or more of a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.
Controversial Weapons. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies engaged in the business of controversial weapons or that own 25% or more of a company engaged in this activity. Controversial weapons are defined to include:
◾
Cluster weapons;
◾
Landmines (anti-personnel mines);
◾
Biological or chemical weapons;
◾
Depleted uranium weapons;
◾
White phosphorus weapons; or
◾
Nuclear weapons.
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A company is considered to be engaged in the business of controversial weapons if (i) it is involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon; or (ii) it provides components/services for core weapon systems, which are either not considered tailor-made or not essential to the lethal use of the weapon.
Oil Sands. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that derive 5% or more of their revenue from the extraction of oil sands.
Small Arms. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that engage in the manufacture and sale of (i) assault weapons or small arms (non-assault weapons) to civilian customers, (ii) small arms to military/law enforcement, or (iii) key components of small arms, or hold a 25% or higher stake in a company involved in these activities; or derive 5% or more of their revenue from the retail and/or distribution of assault weapons or small arms (non-assault weapons).
Military Contracting. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons or (ii) the provision of tailor-made products and/or services that support military weapons.
Non-Compliance with UNGC Principles. S&P excludes from the Underlying Index companies determined by Sustainalytics to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC – human rights, labor rights, the environment, and anti-corruption.
Low ESG Score. S&P excludes from the Underlying Index companies with an ESG score that falls within the lowest 25% of ESG scores from each Global Industry Classification Standard (GICS ®) Industry Group. The Underlying Index uses ESG scores calculated by SAM, an international investment company focusing on sustainability investments.
In addition, S&P follows a quarterly eligibility check whereby any current member of the Underlying Index that is found to be failing the above-described business activity criteria or UNGC eligibility criteria is removed by S&P from the Underlying Index.
Defining the Equity Universe. The Underlying Index selects companies from its selection universe, which consists of the constituents of the S&P 500 Index. The Underlying Index uses company ratings and research provided by SAM to determine eligibility for inclusion in the Underlying Index. SAM uses a CSA, a rules-based questionnaire, to comply and analyze information relating to companies’ use of ESG factors. SAM uses publicly available information to complete the CSA with respect to companies that do not complete it themselves. After S&P excludes the above-described categories of companies (i.e., companies engaged in specific defined business activities, companies determined by Sustainalytics to be non-compliant with UNGC principles or companies having low SAM ESG scores), the selection of index constituents for the Underlying Index is done as follows:
1. For each GICS Industry Group, companies are selected in decreasing order of ESG Score until 65% of the Universe float-adjusted market capitalization (“FMC”) is reached.
2. For each GICS Industry Group, existing companies ranked between 65% and 85% are selected to get as close as possible to the target 75% of FMC.
3. If the combined FMC of selected companies is not above the 75% FMC target, companies not already selected from the Eligible Universe may be added in decreasing order of ESG Score to get as close as possible to the 75% FMC target. This process will stop when the addition of the next eligible company would result in the total FMC of the relevant GICS Industry Group moving further away from the 75% FMC target.
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For Xtrackers S&P MidCap 400 ESG ETF, the following disclosure replaces the existing similar disclosure contained under the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of the fund’s prospectus.
The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. The Underlying Index seeks to target 75% of the float market capitalization (i.e., the amount of stock which is available for trading by the general public) of each Global Industry Classification Standard Industry Group (“GICS Industry Group”) within the S&P MidCap 400 Index, using an ESG score as the defining characteristic.
All constituents of the S&P MidCap 400 Index are eligible for selection by the Underlying Index, with the exception of companies that:
◾ Engage in the manufacture of tobacco products or hold a 25% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.
◾ Engage in the business of controversial weapons (cluster weapons, landmines (anti-personnel mines), biological or chemical weapons, depleted uranium weapons, white phosphorous weapons, nuclear weapons) or hold a 25% or higher stake in a company involved in this activity. This exclusion applies to companies that (i) are involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon; or (ii) provide components/services for core weapon systems, which are either not considered tailor-made or not essential to the lethal use of the weapon.
◾ Derive 5% or more of their revenue from the extraction of thermal coal or the generation of electricity from thermal coal.
◾ Derive 5% or more of their revenue from the extraction of oil sands.
◾ Engage in the manufacture and sale of (i) assault weapons or small arms (non-assault weapons) to civilian customers, (ii) small arms to military/law enforcement, or (iii) key components of small arms, or hold a 25% or higher stake in a company involved in these activities; or derive 5% or more of their revenue from the retail and/or distribution of assault weapons or small arms (non-assault weapons).
◾ Derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons or (ii) the provision of tailor-made products and/or services that support military weapons.
◾ Are determined by Sustainalytics, a global leader in sustainability research and analysis, to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC – human rights, labor rights, the environment, and anti-corruption.
◾ Fall within the lowest 15% to 25% of ESG scores from each GICS Industry Group. ESG scores are assigned by SAM, an international investment company focusing on sustainability investments. SAM uses a Corporate Sustainability Assessment (“CSA”), a rules-based questionnaire, to compile and analyze information relating to companies’ use of ESG factors. SAM also assigns companies to industries defined by SAM and the assessment is largely specific to each industry. SAM uses the Global Industry Classification Standard (GICS®) as its starting point for determining industry classification.
After excluding such companies, the Underlying Index selects from the remaining companies in the S&P MidCap 400 Index as follows:
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1. For each GICS Industry Group, companies are selected in decreasing order of ESG Score until 75% of the Universe float-adjusted market capitalization (“FMC”) is reached.
2. For each GICS Industry Group, existing companies ranked between 65% and 85% are selected to get as close as possible to the target 75% of FMC.
3. If the combined FMC of selected companies is not above the 75% FMC target, companies not already selected from the Eligible Universe may be added in decreasing order of ESG Score to get as close as possible to the 75% FMC target. This process will stop when the addition of the next eligible company would result in the total FMC of the relevant GICS Industry Group moving further away from the 75% FMC target.
For Xtrackers S&P MidCap 400 ESG ETF, the following disclosure replaces the existing similar disclosure contained under the “Underlying Index Information” sub-heading of the “PRINCIPAL INVESTMENT STRATEGIES” section of the “FUND DETAILS” section of the fund’s prospectus.
S&P MidCap 400 ESG Index
Index Description. S&P MidCap 400 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index.
S&P MidCap 400 ESG Index is calculated and maintained by S&P Dow Jones Indices (“Index Provider” or “S&P”). The Underlying Index generally selects its components from amongst all constituents of the S&P MidCap 400 Index, but excludes companies engaged in specific business activities, companies determined to be “non-compliant” by Sustainalytics with the principles of the United Nations Global Compact (“UNGC”) and/or companies that have disqualifying SAM ESG scores, all as further described below:
Thermal Coal. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that derive 5% or more of their revenue from (i) the extraction of thermal coal or (ii) the generation of electricity from thermal coal.
Tobacco. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that engage in the manufacture of tobacco products or own 25% or more of a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.
Controversial Weapons. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies engaged in the business of controversial weapons or that own 25% or more of a company engaged in this activity. Controversial weapons are defined to include:
◾
Cluster weapons;
◾
Landmines (anti-personnel mines);
◾
Biological or chemical weapons;
◾
Depleted uranium weapons;
◾
White phosphorus weapons; or
◾
Nuclear weapons.
A company is considered to be engaged in the business of controversial weapons if (i) it is involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon; or (ii) it provides components/services for core weapon systems, which are either not considered tailor-made or not essential to the lethal use of the weapon.
Oil Sands. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that derive 5% or more of their revenue from the extraction of oil sands.
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Small Arms. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that engage in the manufacture and sale of (i) assault weapons or small arms (non-assault weapons) to civilian customers, (ii) small arms to military/law enforcement, or (iii) key components of small arms, or hold a 25% or higher stake in a company involved in these activities; or derive 5% or more of their revenue from the retail and/or distribution of assault weapons or small arms (non-assault weapons).
Military Contracting. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons or (ii) the provision of tailor-made products and/or services that support military weapons.
Non-Compliance with UNGC Principles. S&P excludes from the Underlying Index companies determined by Sustainalytics to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC – human rights, labor rights, the environment, and anti-corruption.
Low ESG Score. S&P excludes from the Underlying Index companies with an ESG score that falls within the lowest 25% of ESG scores from each Global Industry Classification Standard (GICS®) Industry Group. The Underlying Index uses ESG scores calculated by SAM, an international investment company focusing on sustainability investments.
In addition, S&P follows a quarterly eligibility check whereby any current member of the Underlying Index that is found to be failing the above-described business activity criteria or UNGC eligibility criteria is removed by S&P from the Underlying Index.
Defining the Equity Universe. The Underlying Index selects companies from its selection universe, which consists of the constituents of the S&P MidCap 400 Index. The Underlying Index uses company ratings and research provided by SAM to determine eligibility for inclusion in the Underlying Index. SAM uses a Corporate Sustainability Assessment (“CSA”), a rules-based questionnaire, to compile and analyze information relating to companies’ use of ESG factors. SAM uses publicly available information to complete the CSA with respect to companies that do not complete it themselves. SAM customizes the CSA for each GICS Industry Group. After S&P excludes the above-described categories of companies (i.e., companies engaged in specific defined business activities, companies determined by Sustainalytics to be non-compliant with UNGC principles or companies having low SAM ESG scores), the selection of index constituents for the Underlying Index is done as follows:
1. For each GICS Industry Group, companies are selected in decreasing order of ESG Score until 75% of the Universe float-adjusted market capitalization (“FMC”) is reached.
2. For each GICS Industry Group, existing companies ranked between 65% and 85% are selected to get as close as possible to the target 75% of FMC.
3. If the combined FMC of selected companies is not above the 75% FMC target, companies not already selected from the Eligible Universe may be added in decreasing order of ESG Score to get as close as possible to the 75% FMC target. This process will stop when the addition of the next eligible company would result in the total FMC of the relevant GICS Industry Group moving further away from the 75% FMC target.
For Xtrackers S&P SmallCap 600 ESG ETF, the following disclosure replaces the existing similar disclosure contained under the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of the fund’s prospectus.
The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative
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to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. The Underlying Index seeks to target 75% of the float market capitalization (i.e., the amount of stock which is available for trading by the general public) of each Global Industry Classification Standard Industry Group (“GICS Industry Group”) within the S&P SmallCap 600 Index, using an ESG score as the defining characteristic.
All constituents of the S&P SmallCap 600 Index are eligible for selection by the Underlying Index, with the exception of companies that:
◾ Engage in the manufacture of tobacco products or hold a 25% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.
◾ Engage in the business of controversial weapons (cluster weapons, landmines (anti-personnel mines), biological or chemical weapons, depleted uranium weapons, white phosphorous weapons, nuclear weapons) or hold a 25% or higher stake in a company involved in this activity. This exclusion applies to companies that (i) are involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon; or (ii) provide components/services for core weapon systems, which are either not considered tailor-made or not essential to the lethal use of the weapon.
◾ Derive 5% or more of their revenue from the extraction of thermal coal or the generation of electricity from thermal coal.
◾ Derive 5% or more of their revenue from the extraction of oil sands.
◾ Engage in the manufacture and sale of (i) assault weapons or small arms (non-assault weapons) to civilian customers, (ii) small arms to military/law enforcement, or (iii) key components of small arms, or hold a 25% or higher stake in a company involved in these activities; or derive 5% or more of their revenue from the retail and/or distribution of assault weapons or small arms (non-assault weapons).
◾ Derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons or (ii) the provision of tailor-made products and/or services that support military weapons.
◾ Are determined by Sustainalytics, a global leader in sustainability research and analysis, to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC – human rights, labor rights, the environment, and anti-corruption.
◾ Fall within the lowest 15% to 25% of ESG scores from each GICS Industry Group. ESG scores are assigned by SAM, an international investment company focusing on sustainability investments. SAM uses a Corporate Sustainability Assessment (“CSA”), a rules-based questionnaire, to compile and analyze information relating to companies’ use of ESG factors. SAM also assigns companies to industries defined by SAM and the assessment is largely specific to each industry. SAM uses the Global Industry Classification Standard (GICS®) as its starting point for determining industry classification.
After excluding such companies, the Underlying Index selects from the remaining companies in the S&P SmallCap 600 Index as follows:
1. For each GICS Industry Group, companies are selected in decreasing order of ESG Score until 75% of the Universe float-adjusted market capitalization (“FMC”) is reached.
2. For each GICS Industry Group, existing companies ranked between 65% and 85% are selected to get as close as possible to the target 75% of FMC.
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3. If the combined FMC of selected companies is not above the 75% FMC target, companies not already selected from the Eligible Universe may be added in decreasing order of ESG Score to get as close as possible to the 75% FMC target. This process will stop when the addition of the next eligible company would result in the total FMC of the relevant GICS Industry Group moving further away from the 75% FMC target.
For Xtrackers S&P SmallCap 600 ESG ETF, the following disclosure replaces the existing similar disclosure contained under the “Underlying Index Information” sub-heading of the “PRINCIPAL INVESTMENT STRATEGIES” section of the “FUND DETAILS” section of the fund’s prospectus.
S&P SmallCap 600 ESG Index
Index Description. S&P SmallCap 600 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index.
S&P SmallCap 600 ESG Index is calculated and maintained by S&P Dow Jones Indices (“Index Provider” or “S&P”). The Underlying Index generally selects its components from amongst all constituents of the S&P SmallCap 600 Index, but excludes companies engaged in specific business activities, companies determined to be “non-compliant” by Sustainalytics with the principles of the United Nations Global Compact (“UNGC”) and/or companies that have disqualifying SAM ESG scores, all as further described below:
Thermal Coal. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that derive 5% or more of their revenue from (i) the extraction of thermal coal or (ii) the generation of electricity from thermal coal.
Tobacco. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that engage in the manufacture of tobacco products or own 25% or more of a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.
Controversial Weapons. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies engaged in the business of controversial weapons or that own 25% or more of a company engaged in this activity. Controversial weapons are defined to include:
◾
Cluster weapons;
◾
Landmines (anti-personnel mines);
◾
Biological or chemical weapons;
◾
Depleted uranium weapons;
◾
White phosphorus weapons; or
◾
Nuclear weapons.
A company is considered to be engaged in the business of controversial weapons if (i) it is involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon; or (ii) it provides components/services for core weapon systems, which are either not considered tailor-made or not essential to the lethal use of the weapon.
Oil Sands. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that derive 5% or more of their revenue from the extraction of oil sands.
Small Arms. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that engage in the manufacture and sale of (i) assault weapons or small arms (non-assault weapons) to civilian customers, (ii) small arms to military/law enforcement, or (iii) key components of small arms, or hold a 25% or higher stake in a company involved in these activities; or derive 5% or more of their revenue from the retail and/or distribution of assault weapons or small arms (non-assault weapons).
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Military Contracting. Using data provided by Sustainalytics, S&P excludes from the Underlying Index companies that derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons or (ii) the provision of tailor-made products and/or services that support military weapons.
Non-Compliance with UNGC Principles. S&P excludes from the Underlying Index companies determined by Sustainalytics to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC – human rights, labor rights, the environment, and anti-corruption.
Low ESG Score. S&P excludes from the Underlying Index companies with an ESG score that falls within the lowest 25% of ESG scores from each Global Industry Classification Standard (GICS®) Industry Group. The Underlying Index uses ESG scores calculated by SAM, an international investment company focusing on sustainability investments.
In addition, S&P follows a quarterly eligibility check whereby any current member of the Underlying Index that is found to be failing the above-described business activity criteria or UNGC eligibility criteria is removed by S&P from the Underlying Index.
Defining the Equity Universe. The Underlying Index selects companies from its selection universe, which consists of the constituents of the S&P SmallCap 600 Index. The Underlying Index uses company ratings and research provided by SAM to determine eligibility for inclusion in the Underlying Index. SAM uses a Corporate Sustainability Assessment (“CSA”), a rules-based questionnaire, to compile and analyze information relating to companies’ use of ESG factors. SAM uses publicly available information to complete the CSA with respect to companies that do not complete it themselves. SAM customizes the CSA for each GICS Industry Group. After S&P excludes the above-described categories of companies (i.e., companies engaged in specific defined business activities, companies determined by Sustainalytics to be non-compliant with UNGC principles or companies having low SAM ESG scores), the selection of index constituents for the Underlying Index is done as follows:
1. For each GICS Industry Group, companies are selected in decreasing order of ESG Score until 75% of the Universe float-adjusted market capitalization (“FMC”) is reached.
2. For each GICS Industry Group, existing companies ranked between 65% and 85% are selected to get as close as possible to the target 75% of FMC.
3. If the combined FMC of selected companies is not above the 75% FMC target, companies not already selected from the Eligible Universe may be added in decreasing order of ESG Score to get as close as possible to the 75% FMC target. This process will stop when the addition of the next eligible company would result in the total FMC of the relevant GICS Industry Group moving further away from the 75% FMC target.
Please Retain This Supplement for Future Reference
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